Consolidated Shareholders' Equity - Summary of Movements within Other Comprehensive Income (Details) - EUR (€) € in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024
Disclosure of analysis of other comprehensive income by item [Line Items]
Items not subsequently reclassifiable to profit or loss		€ 241	€ 166	[1]
Items subsequently reclassifiable to profit or loss		(5,318)	1,067	[1]
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Actuarial gains/(losses) excluding investments accounted for using the equity method		105	235
Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes		1	0
Tax effects		(25)	(57)
Items not subsequently reclassifiable to profit or loss		243	166
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss | Equity instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)		222	(10)
Change in fair value (investments accounted for using the equity method, net of taxes)		0	0
Equity risk hedging instruments designated as fair value hedges		0	0
Tax effects		(60)	(2)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	[2]	(23)	(4)
Change in fair value (investments accounted for using the equity method, net of taxes)		0	1
Tax effects		6	1
Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)	[3]	(5,266)	1,167
Currency translation differences (investments accounted for using the equity method)		(26)	(1)
Hedges of net investments in foreign operations		390	(126)
Tax effects		(101)	33
Items subsequently reclassifiable to profit or loss		(5,017)	1,067
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Debt instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	[4]	3	(5)
Change in fair value (investments accounted for using the equity method, net of taxes)		0	0
Tax effects		0	€ 1
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [Line Items]
Items subsequently reclassifiable to profit or loss		459			€ 5
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Fair Value On Cash Flow Hedges Excluding Associates And Joint Ventures
Disclosure of analysis of other comprehensive income by item [Line Items]
Items subsequently reclassifiable to profit or loss		€ 2

[1]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	Includes reclassifications to profit or loss: €2 million in the first half of 2025, immaterial in the first half of 2024.
[3]	Currency translation differences on foreign subsidiaries are mainly due to the appreciation of the US dollar.
    Includes reclassifications to profit or loss: a €459 million loss in the first half of 2025 relating to the deconsolidation of Opella (see Note B.1.)., a €5 million profit in 2024, and immaterial in the first half of 2024.

[4]	Includes reclassifications to profit or loss: immaterial over all periods.